Dividends	6 Months Ended
Jun. 30, 2018
Dividends
Dividends

B6     Dividends

	Half year 2018			Half year 2017
	Pence per share		£m	Pence per share		£m
Dividends relating to reporting period:
First interim ordinary dividend	15.67	p	406	14.50	p	375
Dividends paid in reporting period:
Second interim ordinary dividend for prior year	32.50	p	840	30.57	p	786

Dividend per share

The 2018 first interim dividend of 15.67 pence per ordinary share will be paid on 27 September 2018 in sterling to shareholders on the UK register and the Irish branch register on 24 August 2018 (Record Date), and in Hong Kong dollars to shareholders on the Hong Kong branch register at 4.30pm Hong Kong time on the Record Date (HK Shareholders). The dividend payable to the HK Shareholders will be translated using the exchange rate quoted by the WM Company at the close of business on 7 August 2018. Holders of US American Depositary Receipts (US Shareholders) will be paid their dividends in US dollars on or about 4 October 2018. The exchange rate at which the dividend payable to the US Shareholders will be translated into US dollars will be determined by the depositary agent. The first interim dividend will be paid on or about 4 October 2018 in Singapore dollars to shareholders with shares standing to the credit of their securities accounts with The Central Depository (Pte.) Limited (CDP) at 5.00pm Singapore time on the Record Date (SG Shareholders). The exchange rate at which the dividend payable to the SG Shareholders will be translated from Hong Kong dollars into Singapore dollars, will be determined by CDP.

Shareholders on the UK register and Irish branch register are eligible to participate in a Dividend Reinvestment Plan.